CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 435,713	$ 370,812	$ 290,781
Cost of revenues	262,134	210,909	154,943
Gross profit	173,579	159,903	135,838
Operating expenses:
Selling and marketing expenses	74,304	64,763	41,059
General and administrative expenses (including share-based compensation expenses of $9,153, $1,949 and $1,941 in 2015, 2016 and 2017, respectively)	82,783	65,422	52,331
Research and development expenses	3,194	3,716	1,401
Total operating expenses	160,281	133,901	94,791
Income from operations	13,298	26,002	41,047
Loss from forward contracts			(8)
Interest expense	(13,880)	(4,603)	(2,466)
Interest income	939	785	699
Other income		1,874	883
Income before provision for income taxes and gain/(loss) from equity method investments	357	24,058	40,155
Income tax expenses	3,354	5,838	13,280
Income/(loss) before gain/(loss) from equity method investments	(2,997)	18,220	26,875
Gain/(loss) from equity method investments	(9,547)	(1,732)	521
Net income/(loss)	(12,544)	16,488	27,396
Less: Net income/(loss) attributable to non-controlling interest	(1,293)	(1,837)	283
Net income/(loss) attributable to iKang Healthcare Group, Inc.	(11,251)	18,325	27,113
Deemed dividend to preferred shareholders			100
Undistributed earnings allocated to preferred shareholders			201
Net income/(loss) attributable to common and preferred shareholders of iKang Healthcare Group, Inc.	$ (11,251)	$ 18,325	$ 26,812
Net income/(loss) per share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ (0.33)	$ 0.55	$ 0.82
Diluted (in dollars per share)	$ (0.33)	$ 0.54	$ 0.79
Weighted average shares used in calculating net (loss) income per common share
Basic (in shares)	34,060,579	33,583,005	32,884,357
Diluted (in shares)	34,060,579	34,235,542	34,114,872